Fixed Assets, net & Right-of-use Assets - Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Vessel Costs
Balance at the beginning of the period	$ 3,421,897	$ 3,230,303	$ 3,224,253
Additions	495,546	191,594	6,050
Depreciation	113,832	101,531	96,505
Balance at the end of the period	3,917,443	3,421,897	3,230,303
Accumulated Depreciation
Balance at the beginning of the period	(941,960)	(840,429)	(743,924)
Depreciation	(113,832)	(101,531)	(96,505)
Balance at the end of the period	(1,055,792)	(941,960)	(840,429)
Net Book Value
Balance at the beginning of the period	2,479,937	2,389,874	2,480,329
Additions	495,546	191,594	6,050
Depreciation	(113,832)	(101,531)	(96,505)
Balance at the end of the period	$ 2,861,651	$ 2,479,937	$ 2,389,874